Net Income (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,000,000	1,000,000	1,000,000	1,000,000
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,000,000	1,000,000	1,000,000	1,000,000
Performance share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	0	0